2. Basis for preparation and disclosure of the consolidated financial statements (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfImpactOfAdoptionOfNewStandardLineItems [Line Items]
Assets	R$ 31,957,889	R$ 32,600,365
Current assets	5,998,126	7,607,388
Trade accounts receivable	2,838,808	2,540,856
Inventories	183,059	123,785
Prepaid expenses	272,060	168,366
Other current assets	101,197	196,789
Non-current assets	25,959,763	24,992,977
Long term receivables	4,074,137	2,841,962
Trade accounts receivable	130,308	26,207
Prepaid expenses	74,381	39,466
Other non-current assets	30,411	35,154
Property, Plant and Equipment	11,203,622	10,838,488	R$ 11,084,530
Intangible assets	10,682,004	11,312,527	10,632,575
Total liabilities and shareholders' equity	31,957,889	32,600,365
Total liabilities	12,163,052	14,449,181
Current liabilities	7,075,379	7,224,437
Other current liabilities	8,233	9,354
Non-current liabilities	5,087,673	7,224,744
Deferred income and social contribution taxes	0	98,919
Other non-current liabilities	59,267	53,346
Shareholders' equity	19,794,837	18,151,184	R$ 17,187,513	R$ 16,577,322
Capital shares	9,866,298	9,866,298
Revenue reserves	R$ 9,524,124	7,884,223
Originally Reported
DisclosureOfImpactOfAdoptionOfNewStandardLineItems [Line Items]
Assets		32,600,365
Current assets		7,607,388
Trade accounts receivable		2,540,856
Contractual assets		0
Inventories		123,785
Prepaid expenses		168,366
Other current assets		4,774,381
Non-current assets		24,992,977
Long term receivables		2,841,962
Trade accounts receivable		26,207
Prepaid expenses		39,466
Other non-current assets		2,776,289
Property, Plant and Equipment		10,838,488
Intangible assets		11,312,527
Total liabilities and shareholders' equity		32,600,365
Total liabilities		14,449,181
Current liabilities		7,224,437
Contractual liability and deferred revenue		480,431
Other current liabilities		6,744,006
Non-current liabilities		7,224,744
Contractual liability and deferred revenue		990,932
Deferred income and social contribution taxes		98,919
Other non-current liabilities		6,134,893
Shareholders' equity		18,151,184
Capital shares		9,866,298
Revenue reserves		6,612,819
Other		1,672,067
Adjustments
DisclosureOfImpactOfAdoptionOfNewStandardLineItems [Line Items]
Assets		(58,100)
Current assets		38,474
Trade accounts receivable		(130,137)
Contractual assets		5,397
Prepaid expenses		163,214
Non-current assets		(96,574)
Long term receivables		32,186
Prepaid expenses		32,186
Intangible assets		(128,760)
Total liabilities and shareholders' equity		(58,100)
Total liabilities		4,020
Current liabilities		30,295
Contractual liability and deferred revenue		30,295
Non-current liabilities		(26,275)
Contractual liability and deferred revenue		5,408
Deferred income and social contribution taxes		(31,683)
Shareholders' equity		(62,119)
Revenue reserves		(62,119)
Balances under IFRS 15 and 9
DisclosureOfImpactOfAdoptionOfNewStandardLineItems [Line Items]
Assets		32,542,265
Current assets		7,645,862
Trade accounts receivable		2,410,719
Contractual assets		5,397
Inventories		123,785
Prepaid expenses		331,580
Other current assets		4,774,381
Non-current assets		24,896,403
Long term receivables		2,874,148
Trade accounts receivable		26,207
Prepaid expenses		71,652
Other non-current assets		2,776,289
Property, Plant and Equipment		10,838,488
Intangible assets		11,183,767
Total liabilities and shareholders' equity		32,542,265
Total liabilities		14,453,201
Current liabilities		7,254,732
Contractual liability and deferred revenue		510,726
Other current liabilities		6,744,006
Non-current liabilities		7,198,469
Contractual liability and deferred revenue		996,340
Deferred income and social contribution taxes		67,236
Other non-current liabilities		6,134,893
Shareholders' equity		18,089,065
Capital shares		9,866,298
Revenue reserves		6,550,700
Other		R$ 1,672,067